Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–91.74%
Biotechnology–14.77%
ACADIA Pharmaceuticals, Inc.(b)	28,599	$1,208,308
Amarin Corp. PLC, ADR (Ireland)(b)	52,454	209,816
Arcus Biosciences, Inc.(b)	28,519	395,844
Ascendis Pharma A/S, ADR (Denmark)(b)	9,226	1,038,940
Biogen, Inc.(b)	18,247	5,772,986
BioMarin Pharmaceutical, Inc.(b)	35,230	2,976,935
Exact Sciences Corp.(b)	30,317	1,758,386
Global Blood Therapeutics, Inc.(b)	18,430	941,589
Heron Therapeutics, Inc.(b)	27,175	319,035
Immunomedics, Inc.(b)	54,286	731,775
Incyte Corp.(b)	19,774	1,448,050
IVERIC bio, Inc.(b)	92,537	318,327
Kadmon Holdings, Inc.(b)	184,283	772,146
Neurocrine Biosciences, Inc.(b)	13,704	1,186,081
Rocket Pharmaceuticals, Inc.(b)	60,656	846,151
Sarepta Therapeutics, Inc.(b)	11,016	1,077,585
Vertex Pharmaceuticals, Inc.(b)	20,615	4,905,339
		25,907,293
Drug Retail–0.53%
Raia Drogasil S.A. (Brazil)	47,560	932,235
Health Care Equipment–16.61%
Abbott Laboratories	60,092	4,741,860
Baxter International, Inc.	30,702	2,492,695
Becton, Dickinson and Co.	7,801	1,792,436
Boston Scientific Corp.(b)	111,906	3,651,493
Edwards Lifesciences Corp.(b)	12,185	2,298,334
Globus Medical, Inc., Class A(b)	8,958	380,984
Koninklijke Philips N.V. (Netherlands)	77,819	3,149,701
Medtronic PLC	78,767	7,103,208
Zimmer Biomet Holdings, Inc.	34,899	3,527,591
		29,138,302
Health Care Facilities–1.20%
HCA Healthcare, Inc.	23,336	2,096,740
Health Care Services–2.92%
Cigna Corp.	16,092	2,851,180
CVS Health Corp.	38,327	2,273,941
		5,125,121
Health Care Supplies–1.92%
Alcon, Inc. (Switzerland)(b)	19,741	1,003,237
Ansell Ltd. (Australia)	27,343	465,998
Silk Road Medical, Inc.(b)	60,112	1,892,326
		3,361,561
Health Care Technology–1.58%
HMS Holdings Corp.(b)	31,271	790,218
Inspire Medical Systems, Inc.(b)	24,657	1,486,324
Ping An Healthcare and Technology Co. Ltd. (China)(b)(c)	53,200	493,542
		2,770,084
Shares		Value
Household Products–0.27%
Reckitt Benckiser Group PLC (United Kingdom)	6,245	$479,289
Life Sciences Tools & Services–7.19%
10X Genomics, Inc., Class A(b)	9,303	579,763
Bio-Rad Laboratories, Inc., Class A(b)	3,159	1,107,419
Eurofins Scientific SE (Luxembourg)	1,771	877,918
Illumina, Inc.(b)	3,560	972,307
IQVIA Holdings, Inc.(b)	3,471	374,382
Lonza Group AG (Switzerland)	1,198	498,429
Thermo Fisher Scientific, Inc.	28,908	8,198,309
		12,608,527
Managed Health Care–11.21%
Anthem, Inc.	12,523	2,843,222
Centene Corp.(b)	41,649	2,474,367
Hapvida Participacoes e Investimentos S.A. (Brazil)(c)	145,500	1,187,275
HealthEquity, Inc.(b)	11,198	566,507
Humana, Inc.	9,536	2,994,495
Notre Dame Intermedica Participacoes S.A. (Brazil)	145,483	1,258,812
UnitedHealth Group, Inc.	33,435	8,338,020
		19,662,698
Pharmaceuticals–33.54%
AstraZeneca PLC, ADR (United Kingdom)	161,064	7,193,118
Avadel Pharmaceuticals PLC, ADR(b)	77,015	611,499
Axsome Therapeutics, Inc.(b)	44,001	2,588,579
Bristol-Myers Squibb Co.	75,948	4,233,342
Elanco Animal Health, Inc.(b)	56,225	1,258,878
Eli Lilly and Co.	38,230	5,303,266
Johnson & Johnson	59,326	7,779,418
Merck & Co., Inc.	49,496	3,808,222
Milestone Pharmaceuticals, Inc. (Canada)(b)	33,711	62,028
Novartis AG, ADR (Switzerland)	97,228	8,016,449
Novo Nordisk A/S, Class B (Denmark)	68,492	4,131,536
Odonate Therapeutics, Inc.(b)	27,023	746,105
Pfizer, Inc.	87,366	2,851,626
Relmada Therapeutics, Inc.(b)	27,852	950,032
Roche Holding AG (Switzerland)	12,226	3,974,844
Sanofi, ADR (France)	111,635	4,880,682
Zogenix, Inc.(b)	17,233	426,172
		58,815,796
Total Common Stocks & Other Equity Interests (Cost $127,054,267)		160,897,646
Money Market Funds–8.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)	4,921,389	4,921,388
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)	3,719,023	3,717,536

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.30%(d)	5,624,444	$5,624,444
Total Money Market Funds (Cost $14,265,598)		14,263,368
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $141,319,865)		175,161,014
OTHER ASSETS LESS LIABILITIES—0.13%		220,523
NET ASSETS–100.00%		$175,381,537
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $1,680,817, which represented less than 1% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$146,826,389	$14,071,257	$—	$160,897,646
Money Market Funds	14,263,368	—	—	14,263,368
Total Investments	$161,089,757	$14,071,257	$—	$175,161,014
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Health Care Fund